UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Columbia Research Enhanced Real Estate ETF

CRED | NYSE Arca, Inc.

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$18	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,394,236
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	26%

Columbia Research Enhanced Real Estate ETF | SSR322-00_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Real Estate Sub-industry Allocation

Table Summary
Data Center REITs	15.2%
Other Specialized REITs	14.1%
Industrial REITs	13.9%
Retail REITs	13.8%
Health Care REITs	12.5%
Telecom Tower REITs	8.9%
Hotel & Resort REITs	5.3%
Single-Family Residential REITs	5.2%
Office REITs	4.9%
Diversified REITs	3.5%
Other	1.5%

Top Holdings

Table Summary
Prologis, Inc.	11.7%
Equinix, Inc.	9.6%
Simon Property Group, Inc.	8.9%
American Tower Corp.	7.2%
Digital Realty Trust, Inc.	5.8%
VICI Properties, Inc.	4.4%
Ventas, Inc.	3.9%
Iron Mountain, Inc.	3.5%
Invitation Homes, Inc.	2.3%
Healthpeak Properties, Inc.	2.2%

Asset Allocation

Table Summary
Common Stocks	98.8%
Other	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

The Board of Trustees of the Columbia ETF Trust I, based upon the recommendation of Columbia Management Investment Advisers, LLC (the Investment Manager), determined to close and liquidate Columbia Research Enhanced Real Estate ETF (the Liquidating Fund). The last day of trading for the Fund on the NYSE Arca Exchange is expected to be July 24, 2026 (the Cessation Date). The Cessation Date will be the last date for authorized participants to transact in creation units of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002948

Columbia Research Enhanced Real Estate ETF | SSR322-00_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited) BLANKK
Columbia Research Enhanced Real Estate ETF

Table of Contents
Columbia ETF Trust I | 2026

Portfolio of Investments
June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares
.
Value ($)
Common Stocks 98 .8%
Real Estate 98.8%
Data Center REITs 15.2%
Digital Realty Trust, Inc. 1,093 196,281
Equinix, Inc. 311 324,184
Total 520,465
Diversified REITs 3.5%
Broadstone Net Lease, Inc. 997 20,608
Essential Properties Realty Trust, Inc. 666 19,880
Gladstone Commercial Corp. 256 3,149
Global Net Lease, Inc. 1,100 9,834
WP Carey, Inc. 931 66,566
Total 120,037
Health Care REITs 12.5%
Alexandria Real Estate Equities, Inc. 890 47,037
American Healthcare REIT, Inc. 584 30,456
Diversified Healthcare Trust 771 7,170
Healthcare Realty Trust, Inc. 1,494 30,134
Healthpeak Properties, Inc. 3,560 76,184
Medical Properties Trust, Inc. 3,152 14,562
Omega Healthcare Investors, Inc. 1,279 60,983
Sabra Health Care REIT, Inc. 1,332 25,987
Ventas, Inc. 1,492 132,489
Total 425,002
Hotel & Resort REITs 5.3%
Apple Hospitality REIT, Inc. 1,239 20,828
DiamondRock Hospitality Co. 634 7,722
Host Hotels & Resorts, Inc. 2,885 68,403
Park Hotels & Resorts, Inc. 1,034 14,735
Pebblebrook Hotel Trust 346 6,716
RLJ Lodging Trust 786 9,314
Ryman Hospitality Properties, Inc. 259 33,294
Service Properties Trust 519 877
Summit Hotel Properties, Inc. 555 3,891
Sunstone Hotel Investors, Inc. 595 6,813
Xenia Hotels & Resorts, Inc. 287 5,843
Total 178,436
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Industrial REITs 13.9%
First Industrial Realty Trust, Inc. 418 25,628
LXP Industrial Trust 302 16,272
Prologis, Inc. 2,936 397,739
STAG Industrial, Inc. 801 30,486
Total 470,125
Office REITs 4.9%
Brandywine Realty Trust 906 2,872
BXP, Inc. 657 43,566
COPT Defense Properties 479 17,431
Cousins Properties, Inc. 701 21,016
Douglas Emmett, Inc. 888 10,478
Empire State Realty Trust, Inc., Class A 544 2,943
Highwoods Properties, Inc. 576 17,372
Kilroy Realty Corp. 610 22,857
Piedmont Realty Trust, Inc.
(a)
386 3,532
Vornado Realty Trust 607 23,855
Total 165,922
Other Specialized REITs 14.1%
EPR Properties 404 23,436
Gaming & Leisure Properties, Inc. 1,506 67,062
Iron Mountain, Inc. 935 118,100
Lamar Advertising Co., Class A 432 67,383
Millrose Properties, Inc. 848 25,482
Outfront Media, Inc. 731 23,948
VICI Properties, Inc. 5,651 150,034
Total 475,445
Retail REITs 13.8%
Brixmor Property Group, Inc. 1,299 40,957
Getty Realty Corp. 312 10,408
InvenTrust Properties Corp. 244 8,638
Kite Realty Group Trust 873 24,776
NNN REIT, Inc. 808 37,596
Phillips Edison & Co., Inc. 404 16,814
Simon Property Group, Inc. 1,358 303,717
Tanger, Inc. 363 14,328

Portfolio of Investments
(continued)
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
49,946
(27,249)
(2)
22,695
—
—
39
22,709
1
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Urban Edge Properties 526 12,035
Total 469,269
Self-Storage REITs 1.1%
CubeSmart 957 38,060
Single-Family Residential REITs 5.2%
American Homes 4 Rent, Class A 1,550 51,956
Invitation Homes, Inc. 2,560 77,337
Sun Communities, Inc. 392 47,005
Total 176,298
Telecom Tower REITs 8.9%
American Tower Corp. 1,484 242,738
SBA Communications Corp. 339 59,820
Total 302,558
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Timber REITs 0.4%
Rayonier, Inc. 681 14,492
Total Real Estate 3,356,109
Total Common Stocks
(Cost $ 2,805,536 )
3,356,109
1 1
Money Market Funds 0 .7%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
22,709 22,695
1 1 1 1 1
Total Money Market Funds
(Cost $ 22,697 )
22,695
1 1
Total Investments in Securities
(Cost $ 2,828,233 ) 3,378,804
Other Assets & Liabilities, Net 15,432
Net Assets 3,394,236
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC
(the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Real Estate 3,356,109 — — 3,356,109
Total Common Stocks 3,356,109 — — 3,356,109
Money Market Funds 22,695 — — 22,695
Total Investments in Securities 3,378,804 — — 3,378,804
Fair value measurements (continued)

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $2,805,536) $ 3,356,109
Affiliated issuers (cost $22,697) 22,695
Receivable for: –
Dividends 16,365
Total assets 3,395,169
Liabilities
Payable for: —
Investment management fees 933
Total liabilities 933
Net assets applicable to outstanding capital stock $ 3,394,236
Represented by:
Paid in capital
$ 2,960,455
Total distributable earnings (loss) 433,781
Total - representing net assets applicable to outstanding capital stock $ 3,394,236
Net assets $ 3,394,236
Shares outstanding 150,000
Net asset value per share $ 22.63

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 69,896
Dividends - affiliated issuers 39
Total income 69,935
Expenses:
Investment management fees 5,324
Total expenses 5,324
Net investment income 64,611
Realized and unrealized gain (loss) - net
Net realized loss on: –
Investments - unaffiliated issuers (138,779)
Net realized loss (138,779)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 500,583
Investments - affiliated issuers (2)
Net change in unrealized appreciation 500,581
Net realized and unrealized gain 361,802
Net increase in net assets resulting from operations $ 426,413

Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Operations – –
Net investment income $ 64,611 $ 104,861
Net realized gain (loss) (138,779) 58,342
Net change in unrealized appreciation (depreciation) 500,581 (240,345)
Net increase (decrease) in net assets resulting from operations 426,413 (77,142)
Distributions to  Shareholders – –
Net investment income and net realized gains (35,717) (165,248)
Total distributions to shareholders (35,717) (165,248)
Decrease in net assets from capital stock activity — (1,077)
Total increase (decrease) in net assets 390,696 (243,467)
Net Assets: – –
Net assets at beginning of period 3,003,540 3,247,007
Net assets at end of period $ 3,394,236 $ 3,003,540
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares redeemed — — (50) (1,077)
Net decrease — — (50) (1,077)

Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended December 31,
2023
(a)
2025 2024
Per share data
Net asset value, beginning of period $ 20 .02 $ 21 .64 $ 21 .54 $ 19 .79
Income (loss) from investment operations:
Net investment income 0 .43 0 .70 0 .65 0 .50
Net realized and unrealized gain (loss) 2 .42 ( 1 .22 ) 0 .49 1 .84
Total from investment operations 2 .85 ( 0 .52 ) 1 .14 2 .34
Less distributions to shareholders from:
Net investment income ( 0 .24 ) ( 0 .70 ) ( 0 .69 ) ( 0 .51 )
Net realized gains — ( 0 .40 ) ( 0 .35 ) ( 0 .08 )
Total distributions to shareholders ( 0 .24 ) ( 1 .10 ) ( 1 .04 ) ( 0 .59 )
Net asset value, end of period $ 22 .63 $ 20 .02 $ 21 .64 $ 21 .54
Total Return at NAV 14 .25% ( 2 .45% ) 5 .40% 12 .10%
Ratios to average net assets
Total gross expenses
(b)
0 .33% 0 .33% 0 .33% 0 .33%
Total net expenses
(b) ,(c)
0 .33% 0 .33% 0 .33% 0 .33%
Net investment income 4 .00% 3 .28% 2 .99% 3 .66%
Supplemental data
Net assets, end of period (in thousands) $ 3,394 $ 3,004 $ 3,247 $ 3,232
Portfolio turnover 26% 30% 33% 2%
Notes to Financial Highlights
(a) The Fund commenced operations on April 26, 2023. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Notes to Financial Statements
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Note 1. Organization
Columbia Research Enhanced Real Estate ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund's shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund's shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the
Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) .
The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the
Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding  shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m.
Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the
Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the
Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.33% of the
Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The
Fund's deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations
(including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, for the six months ended June 30, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended June 30, 2026, the Fund did not have in-kind contributions.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended June 30, 2026, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A.
and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation ($)
2,828,000 677,000 (126,000) 551,000
Non-U.S.
government
purchases ($)
Non-U.S.
government
proceeds from
sales ($)
853,770 839,285

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

The Fund had no borrowings during the six months ended June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund's holdings and the Fund's net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund's Prospectus and Statement of Additional
Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about July 29, 2026, at which time the Fund's shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. For federal income tax purposes, the liquidation of the Fund will be treated as a redemption of Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or

Notes to Financial Statements
(continued)
June 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Approval of Investment Management Services
Agreement
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Real Estate ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent
Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and
comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the
Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the
Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the IMS Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment
Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The
Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by State Street
Bank and Trust Company (State Street) as well as the prior service provider. The Board observed that the Investment
Manager currently oversees the relationship with State Street, as State Street also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the
IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods
(including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed that the
Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the
Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement. The Board noted
management’s proposal to liquidate and terminate the Fund due to its small asset size.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each
Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The
Board took into account that the Fund’s total expense ratio was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the IMS
Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Funds. The Board considered that the profitability generated by the Investment
Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment
Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the
IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR322_(08/26)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing.
Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS
Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise
Financial, Inc.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia ETF Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Chief Financial Officer and Principal Financial Officer

Date:	August 24, 2026

By:	/s/ Marybeth Pilat
Name:	Marybeth Pilat
Title:	Treasurer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026